Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Total Revenue	$ 9,320,933	$ 8,483,608
Products Transferred at a Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	2,817,987	2,196,133
Products and Services Transferred Over Time [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	6,502,946	6,287,475
Infrastructure & Disaster Recovery/Cloud Service [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	5,806,370	5,437,684
Equipment and Software [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	2,074,911	1,784,658
Managed Services [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	380,701	365,767
Professional Fees [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	362,375	411,475
Nexxis Voip Services [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	696,576	484,024
UNITED STATES
Disaggregation of Revenue [Line Items]
Total Revenue	9,205,696	8,269,792
UNITED STATES | Infrastructure & Disaster Recovery/Cloud Service [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	5,691,133	5,223,868
UNITED STATES | Equipment and Software [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	2,074,911	1,784,658
UNITED STATES | Managed Services [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	380,701	365,767
UNITED STATES | Professional Fees [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	362,375	411,475
UNITED STATES | Nexxis Voip Services [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	696,576	484,024
International
Disaggregation of Revenue [Line Items]
Total Revenue	115,237	213,816
International | Infrastructure & Disaster Recovery/Cloud Service [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	115,237	213,816
International | Equipment and Software [Member]
Disaggregation of Revenue [Line Items]
Total Revenue
International | Managed Services [Member]
Disaggregation of Revenue [Line Items]
Total Revenue
International | Professional Fees [Member]
Disaggregation of Revenue [Line Items]
Total Revenue
International | Nexxis Voip Services [Member]
Disaggregation of Revenue [Line Items]
Total Revenue